Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	148,000,000	148,000,000	148,000,000
Common stock, shares issued (in shares)	19,548,969	19,548,969	19,548,969
Common stock, shares outstanding (in shares)	19,548,969	19,548,969	19,548,969
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 1	$ 1	$ 1
Redeemable convertible preferred stock, shares authorized (in shares)	57,002,183	57,002,183	57,002,183
Redeemable convertible preferred stock, shares issued (in shares)	56,672,658	56,672,658	56,672,658
Redeemable convertible preferred stock, shares outstanding (in shares)	56,672,658	56,672,658	56,672,658
Redeemable convertible preferred stock, liquidation value	$ 12,898,697,000	$ 12,898,697,000	$ 12,898,697,000
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 1	$ 1	$ 1
Redeemable convertible preferred stock, shares authorized (in shares)	51,069,262	51,069,262	51,069,262
Redeemable convertible preferred stock, shares issued (in shares)	51,069,262	51,069,262	51,069,262
Redeemable convertible preferred stock, shares outstanding (in shares)	51,069,262	51,069,262	51,069,262
Redeemable convertible preferred stock, liquidation value	$ 16,000,000,000	$ 16,000,000,000	$ 16,000,000,000